10. DEFERRED PREMIUM ON FLOW-THROUGH SHARES: Schedule of Flow-through funding (Details)	12 Months Ended
Dec. 31, 2024 CAD ($)
Details
Flow-through funding and expenditure requirements	$ 4,424,217
Flow-through premium liability	1,279,110
Change in Flow-through funding and expenditure requirements	(4,424,217)
Change in Flow-through premium liability	(1,279,110)
Flow-through funding and expenditure requirements	0
Flow-through premium liability	$ 0